Performance Graph - Unaudited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 168.81	$ 144.23	$ 168.50	$ 163.30	$ 115.10	$ 100.00
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	198.18	177.01	174.60	153.57	116.00	100.00
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 183.61	$ 157.61	$ 157.28	$ 142.93	$ 110.24	$ 100.00